Share-based payments - Restricted Share Units (Details) - Restricted Share Units Scheme					12 Months Ended
	Jul. 02, 2020 CNY (¥) EquityInstruments	Apr. 02, 2020 CNY (¥) EquityInstruments	Jan. 02, 2020 CNY (¥) EquityInstruments	Sep. 10, 2019 CNY (¥) EquityInstruments	Dec. 31, 2020 item	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement
Granted	78,000	200,000	192,000	2,377,000	470,000	2,377,000
Grant date fair value	¥ 38.67	¥ 16.98	¥ 16.18	¥ 35.22
Percentage of options vested				100.00%
Options vesting period				4 years